Consolidated Statement of Financial Position - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
ASSETS
Cash and cash equivalents		$ 1,968	$ 1,298
Trade and other receivables		1,087	1,122
Other financial assets		35	66
Prepaid expenses and other current assets		400	435
Current assets		3,490	2,921
Property and equipment, net		386	447
Computer software, net		1,453	1,236
Other identifiable intangible assets, net		3,134	3,165
Goodwill		7,262	6,719
Equity method investments		269	2,030
Other financial assets		442	444
Other non-current assets		625	618
Deferred tax		1,376	1,104
Total assets		18,437	18,684
Liabilities
Current indebtedness		973	372
Payables, accruals and provisions		1,091	1,114
Current tax liabilities		197	248
Deferred revenue		1,062	992
Other financial liabilities	[1]	113	507	[2]
Current liabilities		3,436	3,233
Long-term indebtedness		1,847	2,905
Provisions and other non-current liabilities		675	692
Other financial liabilities	[3]	232	237
Deferred tax		241	553
Total liabilities		6,431	7,620
Equity
Capital		3,498	3,405
Retained earnings		9,699	8,680
Accumulated other comprehensive loss		(1,191)	(1,021)
Total equity		12,006	11,064
Total liabilities and equity		$ 18,437	$ 18,684

[1]	Includes lease liabilities of $58 million (2023 - $56 million).
[2]	Includes a commitment to repurchase up to $400 million of shares related to the Company’s pre-defined plan with its broker to repurchase the Company’s shares during its internal trading blackout period. See note 25.
[3]	Includes lease liabilities of $198 million (2023- $209 million).